Timber licenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Transfer to disposal groups held for sale		$ (3)
Foreign exchange	$ (1)
Timber Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	376	351
Acquisitions		42
Additions	0	0
Amortization	(17)	(16)
Foreign exchange		(2)
Intangible assets other than goodwill at end of period	358	376
Timber Licenses | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	673
Intangible assets other than goodwill at end of period	672	673
Timber Licenses | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(297)
Intangible assets other than goodwill at end of period	$ (314)	$ (297)